Above / Below Market Acquired Time Charters / Other Intangible Assets - Future Amortization of Above / Below Market Acquired Time Charters (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
For the year:
Total	$ 1,820,771	$ 3,192,041
Above Market Acquired Time Charters
For the year:
2013	6,634,237
2014	5,278,905
2015	2,886,081
2016	446,401
Total	15,245,624
Below Market Acquired Time Charters
For the year:
2013	1,367,523
2014	453,248
2015	0
2016	0
Total	$ 1,820,771